Document And Entity Information	Sep. 11, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 11, 2026
Entity Registrant Name	Flexsteel Industries Inc
Entity Central Index Key	0000037472
Entity Emerging Growth Company	false
Entity File Number	0-5151
Entity Incorporation, State or Country Code	MN
Entity Tax Identification Number	42-0442319
Entity Address, Address Line One	385 Bell Street
Entity Address, City or Town	Dubuque
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	52001-7004
City Area Code	(563)
Local Phone Number	556-7730
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FLXS
Security Exchange Name	NASDAQ